As filed with the Securities and Exchange Commission on July 9, 2014
1933 Act Registration Number – 333-186059
1940 Act Registration Number – 811-22794

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 5
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
Amendment No. 6

Gator Series Trust
(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895
Tampa, Florida 33602
(Address of Principal Office)

Registrant’s Telephone Number, including Area Code:  813-282-7870

Derek Pilecki
100 South Ashley Drive, Suite 895
Tampa, Florida 33602
(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

It is proposed that this filing will become effective (check appropriate box):

[x]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 4 filed June 27, 2014 and incorporates Parts A, B and C from said amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Tampa, Florida on this the 9th day of July, 2014.

Gator Series Trust

By:	/s/ Derek Pilecki
Derek Pilecki, President and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

	/s/ Rhett E. Ingerick *	July 9, 2014
	Rhett E. Ingerick, Trustee	Date

	/s/ Bevin E. Newton *	July 9, 2014
	Bevin E. Newton, Trustee	Date

	/s/ Erik Anderson	July 9, 2014
	Erik Anderson, Treasurer	Date

	/s/ Derek Pilecki	July 9, 2014
	Derek Pilecki, Trustee, President and Secretary	Date

*By	/s/ Derek Pilecki	July 9, 2014
	Derek Pilecki, President and Secretary	Date
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase